Fair Value Measurements - Fair Value of Assets and Liabilities on a Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Contingent Consideration
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap agreements	$ (8,817)	$ (2,400)
Money Market Funds
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets		130,000
Interest Rate Swap
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	2,319
Interest rate swap agreements			$ (3,165)
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets		130,000
Fair Value, Inputs, Level 2 | Interest Rate Swap
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	2,319
Interest rate swap agreements			$ (3,165)
Fair Value, Inputs, Level 3 | Contingent Consideration
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap agreements	$ (8,817)	$ (2,400)